Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Flexibly Managed Fund
	Par (000)	Value†
ASSET BACKED SECURITIES — 0.1%
Domino's Pizza Master Issuer LLC,
Series 2017-1A A23, 144A, 4.118%, 07/25/47@	$2,766	$2,557,698
Series 2019-1A A2, 144A, 3.668%, 10/25/49@	2,137	1,848,803
TOTAL ASSET BACKED SECURITIES (Cost $4,880,994)		4,406,501
	Number of Shares
COMMON STOCKS — 65.0%
Aerospace & Defense — 0.8%
RTX Corp.	538,613	38,763,978
Auto Parts & Equipment — 0.7%
Aurora Innovation, Inc.*	6,971,068	16,382,010
Mobileye Global, Inc., Class A*	430,307	17,879,256
		34,261,266
Banks — 1.3%
The Goldman Sachs Group, Inc.	96,900	31,353,933
The PNC Financial Services Group, Inc.	256,051	31,435,381
		62,789,314
Beverages — 0.6%
Keurig Dr Pepper, Inc.	956,910	30,209,649
Biotechnology — 1.1%
Biogen, Inc.*	175,721	45,162,054
Karuna Therapeutics, Inc.*	37,807	6,392,786
		51,554,840
Chemicals — 0.9%
Linde PLC	115,878	43,147,173
Commercial Services — 1.4%
Equifax, Inc.	200,294	36,689,855
S&P Global, Inc.	28,414	10,382,760
TransUnion	308,205	22,126,037
		69,198,652
Computers — 2.1%
Apple, Inc.	587,763	100,630,904
Diversified Financial Services — 4.0%
CME Group, Inc.	62,995	12,612,859
Intercontinental Exchange, Inc.	591,419	65,067,918
Mastercard, Inc., Class A	157,700	62,435,007
Visa, Inc., Class A	226,800	52,166,268
		192,282,052
Electric — 6.5%
Ameren Corp.	952,588	71,282,160
CenterPoint Energy, Inc.	1,027,131	27,578,467
DTE Energy Co.	464,886	46,153,882
Exelon Corp.	1,835,876	69,377,754
WEC Energy Group, Inc.	285,383	22,987,601
	Number of Shares	Value†

Electric — (continued)
Xcel Energy, Inc.	1,303,662	$74,595,540
		311,975,404
Electrical Components & Equipment — 0.7%
AMETEK, Inc.	218,483	32,283,048
Electronics — 2.2%
Fortive Corp.	1,386,918	102,853,839
TE Connectivity Ltd.	41,443	5,119,454
		107,973,293
Environmental Control — 1.7%
Republic Services, Inc.	57,222	8,154,707
Waste Connections, Inc.	533,894	71,701,964
		79,856,671
Healthcare Products — 7.1%
Avantor, Inc.*	2,142,673	45,167,547
Danaher Corp.	323,841	80,344,952
GE HealthCare Technologies, Inc.	309,883	21,084,439
Revvity, Inc.	792,920	87,776,244
Stryker Corp.	69,100	18,882,957
Teleflex, Inc.	106,048	20,828,888
Thermo Fisher Scientific, Inc.	131,462	66,542,120
		340,627,147
Healthcare Services — 3.4%
Humana, Inc.	53,700	26,126,124
UnitedHealth Group, Inc.	272,843	137,564,712
		163,690,836
Insurance — 0.6%
Marsh & McLennan Cos., Inc.	161,698	30,771,129
Internet — 6.1%
Alphabet, Inc., Class A*	1,054,275	137,962,427
Amazon.com, Inc.*	950,383	120,812,687
Meta Platforms, Inc., Class A*	123,559	37,093,647
		295,868,761
Lodging — 0.7%
Hilton Worldwide Holdings, Inc.	224,389	33,698,740
Machinery — Diversified — 1.3%
Ingersoll Rand, Inc.	965,696	61,534,149
Miscellaneous Manufacturing — 1.6%
General Electric Co.	191,941	21,219,078
Teledyne Technologies, Inc.*	135,588	55,398,545
		76,617,623
Oil & Gas — 1.8%
Canadian Natural Resources Ltd.	599,020	38,738,623
Chesapeake Energy Corp.	388,600	33,508,978
EOG Resources, Inc.	113,650	14,406,274
		86,653,875
Pharmaceuticals — 4.1%
AbbVie, Inc.	377,491	56,268,808

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Flexibly Managed Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Pharmaceuticals — (continued)
Becton Dickinson & Co.	391,699	$101,265,943
Eli Lilly & Co.	78,300	42,057,279
		199,592,030
Private Equity — 0.8%
KKR & Co., Inc.	614,159	37,832,194
Retail — 1.7%
Starbucks Corp.	31,490	2,874,092
Yum! Brands, Inc.	649,399	81,135,911
		84,010,003
Semiconductors — 3.9%
Analog Devices, Inc.	234,400	41,041,096
NVIDIA Corp.	154,600	67,249,454
NXP Semiconductors N.V.	194,387	38,861,849
Texas Instruments, Inc.	244,577	38,890,189
		186,042,588
Software — 7.9%
Intuit, Inc.	72,778	37,185,191
Microsoft Corp.	701,924	221,632,503
PTC, Inc.*	222,008	31,454,094
Roper Technologies, Inc.	112,814	54,633,564
Salesforce, Inc.*	164,391	33,335,207
		378,240,559
TOTAL COMMON STOCKS (Cost $2,888,652,306)		3,130,105,878

REAL ESTATE INVESTMENT TRUSTS — 0.2%
Diversified — 0.2%
SBA Communications Corp. (Cost $9,700,303)	48,800	9,768,296

PREFERRED STOCKS — 0.5%
Auto Manufacturers — 0.2%
Waymo LLC, Series A-2, CONV(1),*,#	245,568	11,102,129
Diversified Financial Services — 0.0%
The Charles Schwab Corp., Series Dµ	12,000	292,200
Electric — 0.3%
CMS Energy Corp., 2078	200,264	4,517,956
CMS Energy Corp., 2079	164,603	3,792,453
SCE Trust IV, Series J (3 M ICE LIBOR + 3.132%)µ,•	143,081	2,964,639
		11,275,048
Gas — 0.0%
NiSource, Inc., Series B (UST Yield Curve CMT 5 Yr + 3.632%)µ,•	56,581	1,420,183
TOTAL PREFERRED STOCKS (Cost $35,499,462)		24,089,560

	Par (000)	Value†
CORPORATE BONDS — 9.8%
Advertising — 0.1%
Lamar Media Corp.
3.750%, 02/15/28	$2,796	$2,474,690
4.875%, 01/15/29	528	477,840
3.625%, 01/15/31	435	354,246
		3,306,776
Aerospace & Defense — 0.2%
Howmet Aerospace, Inc.
5.900%, 02/01/27	318	312,474
3.000%, 01/15/29	2,217	1,877,422
TransDigm, Inc.
144A, 6.250%, 03/15/26@	3,999	3,940,957
5.500%, 11/15/27	4,307	4,043,527
		10,174,380
Airlines — 0.3%
Delta Air Lines, Inc./SkyMiles IP Ltd., 144A 4.750%, 10/20/28@	4,165	3,958,781
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 144A 6.500%, 06/20/27@	8,090	8,017,283
U.S. Airways Pass Through Trust,
Series 2012-2 Class A, 4.625%, 12/03/26	121	115,796
Series 2013-1 Class A, 3.950%, 05/15/27	2	1,952
United Airlines Pass Through Trust, Series 2012-1, Class A 4.150%, 10/11/25	1,122	1,107,040
		13,200,852
Auto Parts & Equipment — 0.2%
Clarios Global LP, 144A 6.750%, 05/15/25@	1,714	1,700,854
Clarios Global LP/Clarios US Finance Co.
144A, 6.250%, 05/15/26@	2,304	2,258,488
144A, 8.500%, 05/15/27@	7,465	7,443,586
		11,402,928
Building Materials — 0.0%
Lennox International, Inc. 3.000%, 11/15/23	760	757,263
Commercial Services — 0.2%
Gartner, Inc.
144A, 4.500%, 07/01/28@	1,288	1,175,125
144A, 3.625%, 06/15/29@	3,428	2,931,959
144A, 3.750%, 10/01/30@	1,222	1,025,371
Korn Ferry, 144A 4.625%, 12/15/27@	2,808	2,583,360
Service Corp. International 3.375%, 08/15/30	2,557	2,060,942
		9,776,757

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Flexibly Managed Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Computers — 0.1%
Booz Allen Hamilton, Inc.
144A, 3.875%, 09/01/28@	$2,734	$2,449,391
144A, 4.000%, 07/01/29@	1,611	1,420,902
5.950%, 08/04/33	1,530	1,492,668
Crowdstrike Holdings, Inc. 3.000%, 02/15/29	572	482,494
		5,845,455
Diversified Financial Services — 0.0%
Intercontinental Exchange, Inc. 4.000%, 09/15/27	639	604,123
Electronics — 0.3%
Sensata Technologies BV
144A, 5.625%, 11/01/24@	880	869,405
144A, 5.000%, 10/01/25@	3,150	3,052,900
144A, 4.000%, 04/15/29@	3,644	3,137,745
144A, 5.875%, 09/01/30@	2,750	2,561,989
Sensata Technologies, Inc.
144A, 4.375%, 02/15/30@	1,225	1,057,733
144A, 3.750%, 02/15/31@	3,006	2,433,280
		13,113,052
Entertainment — 0.8%
Cedar Fair LP 5.250%, 07/15/29	6,962	6,050,794
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp.
144A, 5.500%, 05/01/25@	5,103	4,997,456
5.375%, 04/15/27	8,262	7,738,141
6.500%, 10/01/28	6,452	6,099,368
Live Nation Entertainment, Inc., 144A 4.875%, 11/01/24@	375	368,438
Six Flags Entertainment Corp., 144A 5.500%, 04/15/27@	10,244	9,424,480
Six Flags Theme Parks, Inc., 144A 7.000%, 07/01/25@	3,366	3,357,479
Vail Resorts, Inc., 144A 6.250%, 05/15/25@	1,597	1,588,392
		39,624,548
Environmental Control — 0.2%
GFL Environmental, Inc.
144A, 4.000%, 08/01/28@	2,123	1,855,448
144A, 4.750%, 06/15/29@	4,790	4,257,628
144A, 4.375%, 08/15/29@	2,045	1,776,225
		7,889,301
Healthcare Products — 0.5%
Avantor Funding, Inc.
144A, 4.625%, 07/15/28@	11,023	10,049,672
144A, 3.875%, 11/01/29@	9,720	8,307,805
Hologic, Inc., 144A 3.250%, 02/15/29@	2,294	1,937,976
Teleflex, Inc.
4.625%, 11/15/27	3,795	3,481,912
	Par (000)	Value†

Healthcare Products — (continued)
144A, 4.250%, 06/01/28@	$560	$500,948
		24,278,313
Healthcare Services — 0.7%
Charles River Laboratories International, Inc.
144A, 4.250%, 05/01/28@	1,392	1,245,880
144A, 3.750%, 03/15/29@	4,718	4,045,533
144A, 4.000%, 03/15/31@	3,592	3,039,730
Hadrian Merger Sub, Inc., 144A 8.500%, 05/01/26@	6,996	6,594,430
Heartland Dental LLC/Heartland Dental Finance Corp., 144A 10.500%, 04/30/28@	4,689	4,718,306
IQVIA, Inc.
144A, 5.000%, 05/15/27@	1,795	1,691,968
144A, 5.700%, 05/15/28@	6,265	6,086,698
144A, 6.500%, 05/15/30@	1,566	1,531,867
Surgery Center Holdings, Inc., 144A 10.000%, 04/15/27@	3,035	3,069,144
		32,023,556
Insurance — 2.6%
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, 144A 6.750%, 04/15/28@	14,597	14,085,713
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
144A, 4.250%, 10/15/27@	1,500	1,339,151
144A, 6.750%, 10/15/27@	7,552	7,023,467
144A, 5.875%, 11/01/29@	2,364	2,047,250
AmWINS Group, Inc., 144A 4.875%, 06/30/29@	2,175	1,905,676
BroadStreet Partners, Inc., 144A 5.875%, 04/15/29@	3,207	2,829,648
HUB International Ltd.
144A, 7.000%, 05/01/26@	30,076	30,009,517
144A, 5.625%, 12/01/29@	3,503	3,050,140
144A, 7.250%, 06/15/30@	49,643	49,552,153
Ryan Specialty Group LLC, 144A 4.375%, 02/01/30@	1,256	1,093,754
USI, Inc., 144A 6.875%, 05/01/25@	12,035	11,942,300
		124,878,769
Leisure Time — 0.1%
Life Time, Inc., 144A 5.750%, 01/15/26@	5,724	5,546,426
Lodging — 0.6%
Hilton Domestic Operating Co., Inc.
144A, 5.375%, 05/01/25@	2,099	2,062,359
144A, 5.750%, 05/01/28@	4,724	4,566,486
144A, 3.750%, 05/01/29@	5,197	4,496,267
4.875%, 01/15/30	4,533	4,132,131
144A, 4.000%, 05/01/31@	7,221	6,071,311

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Flexibly Managed Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Lodging — (continued)
144A, 3.625%, 02/15/32@	$5,460	$4,401,975
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875%, 04/01/27	1,438	1,367,637
		27,098,166
Media — 1.0%
CCO Holdings LLC/CCO Holdings Capital Corp.
144A, 5.500%, 05/01/26@	1,325	1,279,861
144A, 5.125%, 05/01/27@	30,027	27,978,486
144A, 5.000%, 02/01/28@	23,036	20,919,874
		50,178,221
Oil & Gas — 0.1%
Pioneer Natural Resources Co.
1.125%, 01/15/26	427	385,981
5.100%, 03/29/26	876	865,103
2.150%, 01/15/31	1,066	841,364
		2,092,448
Packaging and Containers — 0.1%
Ball Corp. 6.000%, 06/15/29	5,380	5,230,384
Pharmaceuticals — 0.0%
PRA Health Sciences, Inc., 144A 2.875%, 07/15/26@	1,554	1,401,993
Real Estate Investment Trusts — 0.3%
SBA Communications Corp.
3.875%, 02/15/27	6,510	5,965,328
3.125%, 02/01/29	6,649	5,533,930
SBA Tower Trust, 144A 6.599%, 01/15/28@	256	256,720
		11,755,978
Retail — 1.0%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 144A 4.750%, 06/01/27@	12,652	12,019,400
Yum! Brands, Inc.
144A, 4.750%, 01/15/30@	4,113	3,694,379
3.625%, 03/15/31	4,770	3,925,874
4.625%, 01/31/32	9,097	7,881,659
5.375%, 04/01/32	10,196	9,325,067
6.875%, 11/15/37	3,145	3,190,766
5.350%, 11/01/43	9,065	7,954,537
		47,991,682
Semiconductors — 0.0%
Entegris Escrow Corp., 144A 4.750%, 04/15/29@	1,063	955,568
	Par (000)	Value†

Software — 0.4%
Black Knight InfoServ LLC, 144A 3.625%, 09/01/28@	$1,062	$950,968
Clarivate Science Holdings Corp.
144A, 3.875%, 07/01/28@	1,108	959,196
144A, 4.875%, 07/01/29@	795	677,616
MSCI, Inc.
144A, 4.000%, 11/15/29@	3,619	3,178,406
144A, 3.625%, 09/01/30@	6,576	5,523,182
144A, 3.875%, 02/15/31@	4,434	3,756,868
144A, 3.625%, 11/01/31@	3,856	3,153,940
144A, 3.250%, 08/15/33@	2,815	2,166,478
PTC, Inc., 144A 4.000%, 02/15/28@	641	574,496
		20,941,150
TOTAL CORPORATE BONDS (Cost $487,121,381)		470,068,089

LOAN AGREEMENTS‡ — 11.6%
Airlines — 0.6%
Delta Air Lines, Inc. (3 M SOFR + 3.750%) 9.076%, 10/20/27•	6,086	6,296,659
Mileage Plus Holdings LLC (3 M SOFR + 5.400%) 10.798%, 06/21/27•	21,225	22,022,979
		28,319,638
Commercial Services — 0.1%
Trans Union LLC (1 M SOFR + 1.850%) 7.166%, 11/16/26•	5,224	5,215,192
Cosmetics & Personal Care — 0.3%
Sunshine Luxembourg VII Sarl (3 M SOFR + 3.850%) 9.240%, 10/01/26•	13,560	13,529,724
Environmental Control — 0.6%
Filtration Group Corp.
(1 M EURIBOR + 4.250%), 8.108%, 10/21/28•	7,781	8,158,205
(1 M SOFR + 3.614%), 8.931%, 10/21/28•	8,128	8,089,372
(1 M SOFR + 4.364%), 9.681%, 10/21/28•	15,075	15,081,277
		31,328,854
Healthcare Products — 0.1%
Avantor Funding, Inc. (1 M SOFR + 2.350%) 7.666%, 11/08/27•	4,342	4,336,551
Healthcare Services — 1.1%
ADMI Corp.
(1 M SOFR + 3.114%), 8.431%, 04/30/25•	3,665	3,593,945

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Flexibly Managed Fund
	Par (000)	Value†
LOAN AGREEMENTS‡ — (continued)
Healthcare Services — (continued)
(1 M SOFR + 3.489%), 8.806%, 12/23/27•	$6,146	$5,685,389
(1 M SOFR + 3.864%), 9.181%, 12/23/27•	10,721	9,982,379
Heartland Dental LLC (1 M SOFR + 5.000%) 10.331%, 04/28/28•	16,909	16,711,740
Loire Finco Luxembourg Sarl (1 M SOFR + 3.850%) 9.166%, 04/21/27•	2,266	2,231,678
Loire US Holdco 1, Inc. (1 M SOFR + 3.600%) 8.916%, 04/21/27•	14,962	14,680,931
		52,886,062
Insurance — 4.3%
Alliant Holdings Intermediate LLC
(1 M SOFR + 3.500%), 8.831%, 11/05/27•	9,376	9,355,275
(1 M ICE LIBOR + 3.500%), 8.931%, 11/05/27•	23,113	23,053,328
AssuredPartners, Inc.
0.000%, 02/12/27×	9,053	9,047,715
(1 M SOFR + 3.500%), 8.816%, 02/12/27•	4,964	4,946,914
(1 M SOFR + 3.614%), 8.931%, 02/12/27•	1,610	1,605,157
(1 M SOFR + 3.614%), 8.931%, 02/12/27•	929	928,092
BroadStreet Partners, Inc.
(1 M SOFR + 3.114%), 8.431%, 01/27/27•	1,897	1,886,272
(1 M SOFR + 4.000%), 9.316%, 01/29/29•	5,921	5,913,266
HUB International Ltd.
(3 M SOFR + 4.000%), 9.365%, 11/10/29•	8,303	8,308,241
(3 M SOFR + 4.250%), 9.584%, 06/20/30•	77,158	77,286,854
Hyperion Refinance Sarl (1 M ICE LIBOR + 3.250%) 8.688%, 11/12/27•	16,997	16,925,249
Ryan Specialty Group LLC (1 M SOFR + 3.100%) 8.416%, 09/01/27•	4,064	4,059,951
USI, Inc.
(3 M SOFR + 3.750%), 9.140%, 11/22/29•	16,355	16,329,696
0.000%, 09/14/30×	6,040	6,022,065
0.000%, 09/27/30×	19,676	19,610,222
		205,278,297
Lodging — 0.3%
Hilton Worldwide Finance LLC (1 M SOFR + 1.850%) 7.170%, 06/22/26•	13,588	13,574,559
	Par (000)	Value†

Media — 0.2%
Charter Communications Operating LLC
(3 M SOFR + 1.750%), 7.116%, 04/30/25•	$5,545	$5,546,150
(3 M SOFR + 1.750%), 7.116%, 02/01/27•	3,642	3,635,930
		9,182,080
Pharmaceuticals — 0.2%
Pearl Intermediate Parent LLC
(1 M SOFR + 2.850%), 8.166%, 02/14/25•	1,238	1,229,270
(1 M SOFR + 6.350%), 11.666%, 02/13/26•	405	400,140
PetVet Care Centers LLC
(1 M SOFR + 3.350%), 8.666%, 02/14/25•	5,133	5,103,305
(1 M SOFR + 3.600%), 8.916%, 02/14/25•	4,352	4,328,215
		11,060,930
Retail — 0.4%
1011778 BC ULC (1 M SOFR + 2.250%) 7.566%, 09/23/30•	3,108	3,094,564
IRB Holding Corp. (1 M SOFR + 3.100%) 8.416%, 12/15/27•	15,570	15,498,411
Woof Holdings, Inc. (3 M SOFR + 4.012%) 9.397%, 12/21/27•	595	469,187
		19,062,162
Software — 3.3%
Applied Systems, Inc.
(3 M SOFR + 4.500%), 9.890%, 09/18/26•	30,180	30,241,935
(3 M SOFR + 6.750%), 12.140%, 09/17/27•	5,955	5,963,259
AthenaHealth Group, Inc. (1 M SOFR + 3.250%) 8.568%, 02/15/29•	19,836	19,433,563
Azalea TopCo, Inc.
(3 M SOFR + 3.762%), 9.184%, 07/24/26•	18,616	17,875,760
(3 M SOFR + 3.900%), 9.322%, 07/24/26•	3,410	3,274,476
(3 M SOFR + 4.012%), 9.434%, 07/24/26•	6,134	5,903,785
Epicor Software Corp. 0.000%, 07/30/27•	610	610,126
Qualtrics Acquireco LLC (1 M SOFR + 3.500%) 8.818%, 06/28/30(1),•	948	945,927

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Flexibly Managed Fund
	Par (000)	Value†
LOAN AGREEMENTS‡ — (continued)
Software — (continued)
RealPage, Inc.
(1 M SOFR + 3.114%), 8.431%, 04/24/28•	$21,212	$20,947,032
(1 M SOFR + 6.614%), 11.931%, 04/23/29•	700	700,875
Sophia LP
(1 M SOFR + 3.600%), 8.916%, 10/07/27•	7,210	7,187,806
(1 M SOFR + 4.250%), 9.566%, 10/07/27•	2,146	2,132,321
Storable, Inc.
0.000%, 04/17/28×	1,157	1,145,849
(1 M SOFR + 3.500%), 8.816%, 04/17/28•	2,148	2,127,601
(6 M SOFR + 3.500%), 8.837%, 04/17/28•	1,048	1,037,970
UKG, Inc. (3 M SOFR + 3.350%) 8.618%, 05/04/26•	38,617	38,476,712
		158,004,997
Telecommunications — 0.1%
SBA Senior Finance II LLC (1 M SOFR + 1.750%) 7.070%, 04/11/25•	7,344	7,336,129
TOTAL LOAN AGREEMENTS (Cost $559,892,639)		559,115,175

U.S. TREASURY OBLIGATIONS — 11.1%
U.S. Treasury Notes
4.125%, 11/15/32	73,035	70,450,343
3.500%, 02/15/33	199,714	183,268,800
3.375%, 05/15/33	253,447	229,963,279
3.875%, 08/15/33	51,064	48,263,270
TOTAL U.S. TREASURY OBLIGATIONS (Cost $566,336,049)		531,945,692
	Number of Shares
SHORT-TERM INVESTMENTS — 3.0%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.236%)	14,498,365	14,498,365
T. Rowe Price Government Reserve Investment Fund (seven-day effective yield 5.470%)	132,226,316	132,226,316
TOTAL SHORT-TERM INVESTMENTS (Cost $146,724,681)		146,724,681
TOTAL INVESTMENTS — 101.3% (Cost $4,698,807,815)		$4,876,223,872
Other Assets & Liabilities — (1.3)%		(63,386,049)
TOTAL NET ASSETS — 100.0%		$4,812,837,823

	Number of Contracts	Value†
WRITTEN OPTIONS — (0.3)%
Call Options
TOTAL WRITTEN OPTIONS
(See open written options schedule)
(Premiums $(29,051,148))	27,973	$(16,419,556)

†	See Security Valuation Note in the most recent semi-annual or annual report.
@	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2023, the aggregate value of Rule 144A securities was $378,342,137, which represents 7.9% of the Fund’s net assets.
*	Non-income producing security.
(1)	The value of this security was determined using significant unobservable inputs.
#	Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2023, the aggregate value of restricted securities was $11,102,129 which represented 0.2% of the Fund's net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.
Investment	Date of Acquisition	Cost	Value
Waymo LLC, Series A-2	05/08/20	$21,086,237	$11,102,129
µ	Perpetual security with no stated maturity date.
•	Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
‡	Loan Agreements in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the Prime Rate offered by one or more major U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the actual rate at September 30, 2023. Loan Agreements, while exempt from registration under the Security Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Floating rate Loan Agreements often require repayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Flexibly Managed Fund
×	This loan will settle after September 30, 2023, at which time the interest rate, based on the LIBOR/SOFR and the agreed upon spread on trade date, will be reflected.
CMT— Constant Maturity Treasury.
CONV— Convertible Security.
EURIBOR— Euro Interbank Offered Rate.
ICE— Intercontinental Exchange.
LIBOR— London Interbank Offered Rate.
LLC— Limited Liability Company.
LP— Limited Partnership.
M— Month.
MSCI— Morgan Stanley Capital International.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
S&P— Standards & Poor's
SOFR— Secured Overnight Financing Rate.
UST— US Treasury.
Yr— Year.

Open written options contracts held by the Fund at September 30, 2023 are as follows:
Open Written Options
Exchange Traded
Call Options
Description	# of Contracts	Notional	Exercise Price	Expiration Date	Value
AbbVie, Inc.	31	$449,500	$145	01/19/24	$(29,295)
AbbVie, Inc.	31	465,000	150	01/19/24	(20,460)
AbbVie, Inc.	253	4,427,500	175	01/19/24	(11,385)
AbbVie, Inc.	380	6,840,000	180	01/19/24	(9,500)
AbbVie, Inc.	128	2,368,000	185	01/19/24	(2,432)
AbbVie, Inc.	128	2,496,000	195	01/19/24	(128)
AbbVie, Inc.	128	2,560,000	200	01/19/24	(128)
AbbVie, Inc.	403	6,448,000	160	01/17/25	(437,255)
AbbVie, Inc.	404	6,666,000	165	01/17/25	(375,720)
AbbVie, Inc.	510	8,925,000	175	01/17/25	(313,650)
Alphabet, Inc.	1,168	14,016,000	120	01/19/24	(1,950,560)
Alphabet, Inc.	624	8,860,800	142	01/19/24	(283,296)
Amazon.com, Inc.	385	4,620,000	120	01/19/24	(582,120)
Amazon.com, Inc.	935	12,388,750	133	01/19/24	(743,325)
Amazon.com, Inc.	648	8,748,000	135	01/19/24	(453,600)
Analog Devices, Inc.	155	3,100,000	200	01/19/24	(41,075)
Analog Devices, Inc.	31	651,000	210	01/19/24	(3,875)
Analog Devices, Inc.	31	651,000	210	06/21/24	(18,600)
Analog Devices, Inc.	31	682,000	220	06/21/24	(11,470)
Apple, Inc.	374	7,293,000	195	01/19/24	(70,686)
Apple, Inc.	312	6,240,000	200	01/19/24	(38,064)
Apple, Inc.	62	1,271,000	205	01/19/24	(4,898)
Becton Dickinson & Co.	194	5,238,000	270	01/19/24	(149,380)
Becton Dickinson & Co.	194	5,432,000	280	01/19/24	(67,900)
Becton Dickinson & Co.	130	3,770,000	290	01/19/24	(29,250)
Becton Dickinson & Co.	130	3,900,000	300	01/19/24	(10,400)
CME Group, Inc.	47	893,000	190	01/19/24	(68,620)
CME Group, Inc.	47	940,000	200	01/19/24	(38,070)
CME Group, Inc.	48	1,008,000	210	01/19/24	(17,760)
Danaher Corp.	321	9,309,000	290	01/19/24	(70,941)
Danaher Corp.	66	1,980,000	300	01/19/24	(8,910)
Danaher Corp.	66	2,046,000	310	01/19/24	(5,280)
Danaher Corp.	66	2,112,000	320	01/19/24	(330)
Equifax, Inc.	298	6,556,000	220	12/15/23	(29,800)
Equifax, Inc.	365	8,760,000	240	12/15/23	(1,825)
Equifax, Inc.	31	713,000	230	01/19/24	(2,790)
Equifax, Inc.	31	744,000	240	01/19/24	(930)
Exelon Corp.	1,832	8,244,000	45	01/19/24	(23,816)
Exelon Corp.	436	2,049,200	47	01/19/24	(4,360)
Exelon Corp.	496	2,480,000	50	01/19/24	(2,480)
Exelon Corp.	62	291,400	47	06/21/24	(1,860)
Fortive Corp.	62	465,000	75	12/15/23	(18,600)

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Flexibly Managed Fund
Call Options
Description	# of Contracts	Notional	Exercise Price	Expiration Date	Value
Fortive Corp.	62	$496,000	$80	12/15/23	$(6,510)
GE HealthCare Technologies, Inc.	124	1,054,000	85	01/19/24	(5,580)
GE HealthCare Technologies, Inc.	373	3,357,000	90	01/19/24	(10,817)
General Electric Co.	436	4,142,000	95	01/19/24	(808,780)
General Electric Co.	742	8,162,000	110	01/19/24	(571,340)
General Electric Co.	741	8,521,500	115	01/19/24	(377,910)
Hilton Worldwide Holdings, Inc.	65	910,000	140	01/19/24	(103,350)
Hilton Worldwide Holdings, Inc.	189	2,929,500	155	01/19/24	(126,630)
Hilton Worldwide Holdings, Inc.	124	1,984,000	160	01/19/24	(59,520)
Ingersoll Rand, Inc.	260	1,560,000	60	12/15/23	(150,800)
Ingersoll Rand, Inc.	310	2,325,000	75	12/15/23	(6,200)
Intercontinental Exchange, Inc.	378	4,347,000	115	01/19/24	(117,180)
Intuit, Inc.	62	2,976,000	480	01/19/24	(334,800)
Keurig Dr Pepper, Inc.	340	1,258,000	37	01/19/24	(3,400)
Keurig Dr Pepper, Inc.	340	1,360,000	40	01/19/24	(2,040)
KKR & Co., Inc.	632	3,476,000	55	01/19/24	(549,840)
KKR & Co., Inc.	62	403,000	65	01/19/24	(18,290)
KKR & Co., Inc.	62	403,000	65	06/21/24	(34,720)
Linde PLC	126	4,914,000	390	01/19/24	(133,560)
Linde PLC	31	1,224,500	395	01/19/24	(26,970)
Linde PLC	31	1,271,000	410	01/19/24	(13,640)
Marsh & McLennan Cos., Inc.	283	5,377,000	190	01/19/24	(263,190)
Marsh & McLennan Cos., Inc.	31	620,000	200	01/19/24	(13,330)
Mastercard, Inc.	128	4,864,000	380	01/19/24	(401,280)
Mastercard, Inc.	349	13,960,000	400	01/19/24	(657,865)
Mastercard, Inc.	31	1,255,500	405	01/19/24	(50,375)
Mastercard, Inc.	189	7,749,000	410	01/19/24	(261,765)
Mastercard, Inc.	159	6,678,000	420	01/19/24	(158,364)
Mastercard, Inc.	31	1,317,500	425	01/19/24	(28,272)
Mastercard, Inc.	128	5,504,000	430	01/19/24	(84,480)
Meta Platforms, Inc.	312	9,048,000	290	01/19/24	(1,080,144)
Microsoft Corp.	124	4,464,000	360	01/19/24	(55,180)
Microsoft Corp.	46	1,679,000	365	01/19/24	(17,434)
Microsoft Corp.	124	4,650,000	375	01/19/24	(32,984)
Microsoft Corp.	46	1,771,000	385	01/19/24	(7,774)
NXP Semiconductors N.V.	253	4,807,000	190	01/19/24	(575,575)
NXP Semiconductors N.V.	391	7,624,500	195	01/19/24	(723,350)
NXP Semiconductors N.V.	253	5,060,000	200	01/19/24	(397,210)
NXP Semiconductors N.V.	62	1,302,000	210	01/19/24	(67,580)
NXP Semiconductors N.V.	62	1,364,000	220	01/19/24	(43,400)
NXP Semiconductors N.V.	46	1,012,000	220	06/21/24	(75,440)
Roper Technologies, Inc.	31	1,581,000	510	02/16/24	(47,740)
S&P Global, Inc.	74	2,960,000	400	01/19/24	(45,880)
S&P Global, Inc.	51	2,091,000	410	01/19/24	(26,010)
S&P Global, Inc.	43	1,806,000	420	01/19/24	(10,105)
S&P Global, Inc.	20	860,000	430	01/19/24	(3,040)
S&P Global, Inc.	20	900,000	450	01/19/24	(700)
S&P Global, Inc.	20	940,000	470	01/19/24	(100)
Salesforce, Inc.	93	2,139,000	230	01/19/24	(44,640)
Salesforce, Inc.	93	2,232,000	240	01/19/24	(25,947)
Salesforce, Inc.	31	713,000	230	06/21/24	(46,810)
Salesforce, Inc.	31	744,000	240	06/21/24	(34,100)
Stryker Corp.	128	3,456,000	270	01/19/24	(236,800)
Stryker Corp.	128	3,584,000	280	01/19/24	(161,280)
Stryker Corp.	128	3,712,000	290	01/19/24	(101,120)
Stryker Corp.	128	3,840,000	300	01/19/24	(60,800)
Stryker Corp.	95	2,945,000	310	01/19/24	(25,650)

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Flexibly Managed Fund
Call Options
Description	# of Contracts	Notional	Exercise Price	Expiration Date	Value
Stryker Corp.	84	$2,688,000	$320	01/19/24	$(12,180)
Teledyne Technologies, Inc.	15	690,000	460	12/15/23	(2,850)
Texas Instruments, Inc.	256	4,608,000	180	01/19/24	(59,648)
Texas Instruments, Inc.	349	6,631,000	190	01/19/24	(30,712)
Texas Instruments, Inc.	349	6,805,500	195	01/19/24	(19,893)
Texas Instruments, Inc.	1,047	20,940,000	200	01/19/24	(32,457)
Texas Instruments, Inc.	62	1,209,000	195	06/21/24	(21,080)
Texas Instruments, Inc.	62	1,240,000	200	06/21/24	(16,430)
The PNC Financial Services Group, Inc.	153	2,601,000	170	01/19/24	(1,836)
The PNC Financial Services Group, Inc.	249	4,357,500	175	01/19/24	(1,743)
The PNC Financial Services Group, Inc.	99	1,831,500	185	01/19/24	(495)
The PNC Financial Services Group, Inc.	99	1,881,000	190	01/19/24	(990)
The PNC Financial Services Group, Inc.	99	1,980,000	200	01/19/24	(1,980)
Thermo Fisher Scientific, Inc.	15	840,000	560	01/19/24	(12,600)
Thermo Fisher Scientific, Inc.	15	885,000	590	01/19/24	(4,650)
Thermo Fisher Scientific, Inc.	124	7,440,000	600	01/19/24	(29,016)
Thermo Fisher Scientific, Inc.	76	4,636,000	610	01/19/24	(11,400)
Thermo Fisher Scientific, Inc.	44	2,728,000	620	01/19/24	(4,400)
Thermo Fisher Scientific, Inc.	76	4,788,000	630	01/19/24	(2,660)
Thermo Fisher Scientific, Inc.	32	2,112,000	660	01/19/24	(160)
Thermo Fisher Scientific, Inc.	32	2,208,000	690	01/19/24	(160)
TransUnion	124	992,000	80	12/15/23	(13,020)
UnitedHealth Group, Inc.	62	3,410,000	550	01/19/24	(55,800)
UnitedHealth Group, Inc.	208	12,064,000	580	01/19/24	(68,640)
UnitedHealth Group, Inc.	220	13,200,000	600	01/19/24	(39,820)
Visa, Inc.	192	4,416,000	230	01/19/24	(237,120)
Visa, Inc.	223	5,352,000	240	01/19/24	(163,236)
Visa, Inc.	93	2,278,500	245	01/19/24	(50,220)
Visa, Inc.	192	4,800,000	250	01/19/24	(74,880)
Visa, Inc.	223	5,798,000	260	01/19/24	(40,140)
Visa, Inc.	15	375,000	250	06/21/24	(18,645)
Visa, Inc.	15	390,000	260	06/21/24	(13,050)
Yum! Brands, Inc.	899	12,586,000	140	01/19/24	(71,920)
Yum! Brands, Inc.	222	3,219,000	145	01/19/24	(6,660)
Yum! Brands, Inc.	222	3,330,000	150	01/19/24	(16,650)
Total Written Options					$(16,419,556)